Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended		9 Months Ended	12 Months Ended
	Apr. 02, 2021	Feb. 19, 2021	Sep. 27, 2022	Feb. 19, 2021	Sep. 30, 2022	Dec. 31, 2021
Initial Public Offering (Details) [Line Items]
Deferred underwriting commissions			$ 6.3		$ 11.4	$ 11.4
Warrant [Member]
Initial Public Offering (Details) [Line Items]
Exercise price of warrants (in Dollars per share)						$ 11.5
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Number of units issued				32,500,000
Gross proceeds (in Dollars)		$ 325.0
Proceeds form offering costs (in Dollars)		$ 18.5
Deferred underwriting commissions (in Dollars)				$ 11.4
Option to purchase shares		2,000,000
Shares forfeited	500,000
Description of warrant consists					Each Unit consists of one Class A ordinary share and one-fifth of one redeemable warrant (“Public Warrant”).	Each Unit consists of one Class A ordinary share and one-fifth of one redeemable warrant (“Public Warrant”).
Deferred underwriting commissions					$ 6.5	$ 6.5
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Number of units issued				2,500,000
Share issued (in Dollars per share)		$ 10		$ 10
Class A Ordinary Shares [Member]
Initial Public Offering (Details) [Line Items]
Exercise price of warrants (in Dollars per share)					$ 11.5	$ 11.5